Equity and Cost Investments (Tables)	12 Months Ended
Sep. 30, 2012
Equity and Cost Investments [Abstract]
Schedule Of Equity And Cost Method Investments	Equity and Cost Investments (in millions)

	September 30, 2012	October 2, 2011
Equity method investments	$393.9	$334.4
Cost method investments	66.0	37.9
Total	$459.9	$372.3

Financial Position Of Equity Method Investments
Summarized combined financial information of our equity method investees, which represent 100% of the investees’ financial information (in millions):

Financial Position as of	September 30, 2012	October 2, 2011
Current assets	$603.1	$476.9
Noncurrent assets	735.3	651.4
Current liabilities	411.2	340.1
Noncurrent liabilities	119.7	80.2

Results Of Operations Of Equity Method Investments

Results of Operations for Fiscal Year Ended	September 30, 2012	October 2, 2011	October 3, 2010
Net revenues	$2,796.7	$2,395.1	$2,128.0
Operating income	353.5	277.0	245.3
Net earnings	286.7	231.1	205.1